Capital Stock (Details Narrative) (Global Diversified Holdings, Inc.) (10Q) - USD ($)			9 Months Ended	12 Months Ended
	Jun. 14, 2018	Oct. 30, 2003	Sep. 30, 2018	Dec. 31, 2012	Jun. 13, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares authorized			100,000,000			100,000,000
Common stock, shares issued			13,000,000			20,000,000
Stock issued during period	12,500,000
Stock redemption agreed value			$ 1,950
Common stock, shares outstanding			13,000,000		20,000,000	20,000,000
Global Diversified Holdings, Inc. [Member]
Common stock, shares authorized			200			200	200
Common stock, no par value
Common stock, shares issued		100	100			100	100
Proceeds from issuance of common stock		$ 0
Stock issued during period				100
Stock issued during period, value				$ 70,000
Stock redemption agreed value				$ 90,000
Common stock, shares outstanding			100			100	100